Victory High Income Fund Expense Example - Victory High Income Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	975
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	$ 1,832